Group income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue from product sales	$ 9,893	$ 5,793	$ 4,582
Cost of sales	(5,022)	(3,726)	(3,541)
Loss on non-hedge derivatives and other commodity contracts	0	0	(14)
Gross profit	4,871	2,067	1,027
Corporate administration, marketing and related expenses	(138)	(118)	(94)
Exploration and evaluation costs	(267)	(252)	(254)
Net (impairment) reversal of impairment and net loss on disposal and derecognition of assets	88	(58)	221
Corporate restructuring costs	0	0	(314)
Other (expenses) income	(248)	(144)	(104)
Finance income	152	160	127
Foreign exchange and fair value adjustments	(41)	(87)	(154)
Finance costs and unwinding of obligations	(220)	(167)	(157)
Share of associates and joint ventures’ profit	255	155	207
Profit before taxation	4,276	1,672	63
Taxation	(1,102)	(623)	(285)
(Loss) profit for the year	3,174	1,049	(222)
Attributable to:
Equity shareholders	2,636	1,004	(235)
Non-controlling interests	$ 538	$ 45	$ 13
Earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (USD per share)	$ 5.19	$ 2.33	$ (0.56)
Diluted earnings (loss) per ordinary share (USD per share)	$ 5.18	$ 2.33	$ (0.56)